Share-based Payments (Tables)	12 Months Ended
Mar. 31, 2023
Share-Based Payment Arrangement [Abstract]
Schedule of Stock Option Activities	The following table summarizes the stock option activity:

	For the Year Ended March 31
	2021		2022		2023
	Number of options (shares)	Weighted average exercise price (JPY)	Number of options (shares)	Weighted average exercise price (JPY)	Number of options (shares)	Weighted average exercise price (JPY)
As of beginning of the year	3,371,200	¥4,065	3,357,200	¥4,082	3,347,100	¥4,094
Exercised	(14,000)	1	(10,100)	1	(43,500)	2,802
As of end of the year	3,357,200	4,082	3,347,100	4,094	3,303,600	4,111

Summary of Weighted Average Fair Value of Awards at Grant Date
The weighted average fair value of the awards at the grant date is as follows (in JPY):

	For the Year Ended March 31
	2021	2022	2023
BIP:
Weighted average fair value at grant date	¥3,765	¥3,738	¥3,759
ESOP:
Weighted average fair value at grant date	3,765	3,738	3,759
Equity-Settled LTIP:
Weighted average fair value at grant date	1,907 (US$17.64 in contractual currency)	1,877 (US$16.90 in contractual currency)	1,909 (US$14.09 in contractual currency)

Schedule of Award Activity related to Other Awards	The following table summarizes the award activity related to the BIP (the number of awards) (1 award represents 1 share of the Company's common stock), ESOP (the number of awards) (1 award represents 1 share of the Company's common stock) and Equity-settled LTIP (the number of awards) (1 award represents 1 share of the ADS). One ADS equals 0.5 of the Company's common stock:

	For the Year Ended March 31
	2021			2022			2023
	BIP	ESOP	Equity-Settled LTIP	BIP	ESOP	Equity-Settled LTIP	BIP	ESOP	Equity-Settled LTIP
At beginning of the year	819,229	13,398,751	—	1,035,843	7,751,952	23,412,994	1,216,361	3,372,452	40,861,734
Granted	518,965	791,687	25,223,010	536,121	534,437	29,211,506	544,491	450,340	38,897,622
Forfeited/expired before vesting	—	(794,005)	(1,744,170)	—	(552,490)	(4,270,590)	(13,554)	(96,015)	(4,682,948)
Settled	(302,351)	(5,644,481)	—	(355,603)	(4,361,447)	(7,466,212)	(435,309)	(2,949,200)	(15,237,880)
Transfer to Cash-Settled LTIP	—	—	(65,846)	—	—	(25,964)	—	—	(85,930)
Transfer to Cash-Settled RSU	—	—	—	—	—	—	—	(3,733)	—
At end of the year	1,035,843	7,751,952	23,412,994	1,216,361	3,372,452	40,861,734	1,311,989	773,844	59,752,598
The following table summarizes the award activity related to the PSARs (the number of awards) (1 award represents 1 share of the Company's common stock) :

	For the Year Ended March 31
	2021		2022		2023
	Number of PSARs	Weighted average exercise price (JPY)	Number of PSARs	Weighted average exercise price (JPY)	Number of PSARs	Weighted average exercise price (JPY)
As of beginning of the year	2,686,749	¥4,873	2,270,439	¥4,997	1,471,095	¥5,481
Forfeited/expired after vesting	(416,310)	4,641	(799,344)	5,134	(1,253,565)	6,054
As of end of the year	2,270,439	4,997	1,471,095	5,481	217,530	5,956
The following table summarizes the award activity related to the RSUs (the number of awards) (1 award represents 1 share of the Company’s common stock):

	For the Year Ended March 31
	2021	2022	2023
As of the beginning of the year	1,439,536	778,451	317,734
Granted	23,541	—	—
Forfeited/expired before vesting	(155,551)	(62,649)	(8,208)
Settled	(529,075)	(398,068)	(313,259)
Transfer from Equity-Settled ESOP	—	—	3,733
As of the end of the year	778,451	317,734	—
The following table summarizes the award activity related to the Cash-Settled LTIP Awards (the number of awards) (1 award represents 1 ADS):

	For the Year Ended March 31
	2021	2022	2023
As of the beginning of the year	—	262,994	296,640
Granted	286,316	153,604	213,224
Forfeited/expired before vesting	(29,478)	(25,682)	(30,372)
Settled	(59,690)	(120,240)	(197,780)
Transfer from Equity-Settled LTIP	65,846	25,964	85,930
As of the end of the year	262,994	296,640	367,642